Basis of Presentation and Securities Exchange (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 3,377
Accounts payable	(54,036)
Convertible promissory note - related party	(405,103)
Reverse acquisition	$ 455,762